Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combination
3.
Business combination

Acquisition of Paipai

The Group acquired Paipai, a pre-owned retail platform from JD.com, Inc. (“JD”) on June 3, 2019 for a net purchase consideration of RMB3,243,036, by issuing 26,379,291 shares of Series E convertible redeemable preferred shares. The Group accounted for this acquisition as business combination.

The fair value of the convertible redeemable preferred shares and purchase price allocation were determined by the Group with the assistance of a third-party valuation firm. The following table summarizes the consideration paid for Paipai and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the depreciation/amortization period for the acquired assets.

		2019
		RMB
Consideration
26,379,291 shares of convertible redeemable preferred shares		3,243,036
Fair value of total consideration transferred		3,243,036
Recognized amounts of identifiable assets acquired and liabilities assumed	Amortization period
Intangible assets:
Business Cooperation Agreement	5-6 years	1,456,000
Brand names	10 years	321,000
Non-compete commitment	5 years	52,000
Technology and platform	5 years	29,000
Property and equipment, net	3 years	791
Deferred tax liabilities		(415,284)
Goodwill		1,799,529
		3,243,036

The identifiable assets acquired are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The assembled workforce did not meet the separation criteria or the contractual-legal criteria and therefore, are not identifiable and not recognized apart from goodwill. Goodwill recognized from the acquisition was assigned to the entire group and is not expected to be deductible for income tax purposes. The acquisition cost incurred and expensed for the business combination was immaterial.

3.
Business combination—(Continued)

Acquisition of Shenzhen Aileyou Information Technology Co., Ltd (“Aileyou”)

In June, 2022, in order to integrate the resource and expand its business, the Group acquired the remaining 40% equity interest in Aileyou, an existing equity method investment, for zero consideration. The Group accounted for this acquisition as business combination. Goodwill of RMB16,511 has been recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. The transaction costs related to the above acquisitions were immaterial. The financial results of the acquired business, which are not material, have been included in the Company's consolidated financial statements for the period subsequent to the acquisition. Pro forma information is not presented for the acquisition as the impact to the consolidated financial statements is not material.